Consolidated Balance Sheets - USD ($)	Mar. 31, 2026	Dec. 31, 2025
Current assets
Cash and cash equivalents	$ 7,367,184	$ 7,179,800
Restricted cash	155,494	158,865
Accounts and notes receivable, net	8,200,864	6,979,725
Prepaid tax		93,589
Inventories, net	12,530,100	11,812,740
Prepaid expenses and other current assets	1,829,861	1,188,451
Total current Assets	30,138,151	27,486,990
Non-current assets
Property, plant and equipment, net	18,473,716	19,044,954
Intangible assets, net	4,734,760	4,832,114
Long-term investments	608,909	551,628
Right-of-use assets	5,177,027	5,761,176
Deferred tax assets, net	1,675,779	1,692,802
Prepayment and other non-current assets	1,531,189	1,551,893
Total non-current assets	32,201,380	33,434,567
Total assets	62,339,531	60,921,557
Current liabilities
Short-term bank borrowings	19,488,713	18,199,806
Accounts payables	4,280,149	3,032,860
Operating lease liabilities, current	1,959,730	2,328,227
Current tax liabilities	792,029	367,902
Accrued expenses and other current liabilities	4,815,986	6,355,964
Total current Liabilities	31,501,852	30,422,307
Non-current liabilities
Long-term bank borrowings	10,046,871	10,963,881
Operating lease liabilities, non-current	3,751,842	3,974,560
OET derivative liability	5,310	5,310
Warrant liabilities	4,311	4,311
Total non-current liabilities	13,808,334	14,948,062
Total Liabilities	45,310,186	45,370,369
SHAREHOLDERS’ EQUITY
Ordinary share (par value of US$0.0001 per share; 500,000,000 shares authorized; 44,766,003 shares issued and outstanding)	4,477	4,477
Additional paid in capital	15,468,090	15,396,434
Retained earnings	3,423,455	1,566,364
Accumulated other comprehensive loss	(1,987,868)	(1,537,922)
Total FST Corp. shareholder’s equity	16,908,154	15,429,353
Non-controlling interests	121,191	121,835
Total shareholder’s equity	17,029,345	15,551,188
Total liabilities and shareholders’ equity	62,339,531	60,921,557
Related Party
Current assets
Amounts due from a related party	54,648	73,820
Current liabilities
Amounts due to related parties	$ 165,245	$ 137,548